INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Opening balance	$ 6,119	$ 7,637
Increases related to prior year tax positions	784	344
Decreases related to prior year tax positions		(692)
Increases related to current year tax positions	513	221
Settlements	(2,381)	(136)
Decreases related to lapses in statute of limitations	(341)	(1,255)
Closing balance	4,694	6,119	7,637
Recognized interest and penalties related to uncertain tax positions	296	(29)	579
Accrued interest and penalties related to uncertain tax positions	$ 4,282	$ 3,986